Related Party Transactions - Summary of Key Management Personnel Compensation (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions [Abstract]
Wages, salaries and bonuses	¥ 11,287	¥ 8,422
Share-based compensation expenses	861	13,200
Contributions to defined benefit plan	118
Welfare, housing funds and other	¥ 117	¥ 182